SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - Warrant [Member]	12 Months Ended
Oct. 31, 2024 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Shares	191,994
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 9 months 18 days
Warrants Exercisable, Number of Shares	191,994
Exercise Price Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 0.20
Warrants Outstanding, Number of Shares	20,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Number of Shares	20,000
Exercise Price Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 30.00
Warrants Outstanding, Number of Shares	20,000
Warrants Exercisable, Weighted Average Remaining Life in Years	1 month 6 days
Warrants Exercisable, Number of Shares	20,000
Exercise Price Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 66.00
Warrants Outstanding, Number of Shares	5,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Number of Shares	5,000
Exercise Price Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 24.00
Warrants Outstanding, Number of Shares	43,336
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 10 months 24 days
Warrants Exercisable, Number of Shares	43,336
Exercise Price Range Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 26.40
Warrants Outstanding, Number of Shares	4,167
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 10 months 24 days
Warrants Exercisable, Number of Shares	4,167
Exercise Price Range Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 10.00
Warrants Outstanding, Number of Shares	22,279
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 2 months 12 days
Warrants Exercisable, Number of Shares	22,279
Exercise Price Range Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 11.00
Warrants Outstanding, Number of Shares	2,750
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 2 months 12 days
Warrants Exercisable, Number of Shares	2,750
Exercise Price Range Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 7.91
Warrants Outstanding, Number of Shares	74,462
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 8 months 12 days
Warrants Exercisable, Number of Shares	74,462